BUSINESS COMBINATIONS (Details 2) - Business Acquisition, Acquiree [Domain] - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Apr. 01, 2013
Business Acquisition [Line Items]
Cash and cash equivalents				$ 4,460
Time deposits with original maturities over three months				7,486
Restricted cash				242
Accounts receivable				9,966
Cost and estimated earnings in excess of billings				6,340
Other receivables				883
Advances to suppliers				110
Inventories				133
Deferred tax assets				105
Assets held for sale				2,951
Property, plant and equipment				4,891
Prepaid land leases				5,884
Intangible assets				14,359
Investments in equity investees				261
Total identifiable assets acquired				58,074
Short-term bank loans				5,532
Accounts payable				8,655
Deferred revenue				2,315
Income tax payable				1,015
Other tax payable				142
Accrued liabilities				314
Deferred tax liabilities				3,791
Long-term bank loans				2,257
Total liabilities assumed				24,020
Net identifiable assets acquired				34,054
Goodwill	$ 59,918	$ 66,640	$ 65,787	39,751
Net assets acquired				$ 73,805